Distribution Date:	08/17/26	BANK5 Trust 2024-5YR6
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2024-5YR6

Table of Contents			Contacts

Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	J.P. Morgan Chase Commercial Mortgage Securities Corp.
Certificate Factor Detail	3		Attention: Kunal K. Singh		US_CMBS_Notice@jpmorgan.com
Certificate Interest Reconciliation Detail	4		383 Madison Avenue, 8th Floor | New York, NY 10179 | United States
		Certificate Administrator	Computershare Trust Company, N.A.
Exchangeable Certificate Detail	5
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Exchangeable Certificate Factor Detail	6				trustadministrationgroup@computershare.com
Additional Information	7		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Bond / Collateral Reconciliation - Cash Flows	8	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Balances	9		Attention: CMBS Servicing		commercial.servicing@trimont.com
			One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	10-14
		Primary Servicer	Midland Loan Services, a Division of PNC Bank, N.A.
Mortgage Loan Detail (Part 1)	15-16
			Attention: Executive Vice President – Division Head	(913) 253-9000	askmidlandls.com
Mortgage Loan Detail (Part 2)	17-18		10851 Mastin Street, Suite 300 | Overland Park, KS 66210 | United States
Principal Prepayment Detail	19	Special Servicer	LNR Partners, LLC
Historical Detail	20		Heather Bennett and Arne Shulkin		hbennett@starwood.com; ashulkin@lnrpartners.com;
Delinquency Loan Detail	21				lnr.cmbs.notices@lnrproperty.com
			2340 Collins Avenue, Suite 700 | Miami Beach, FL 33139 | United States
Collateral Stratification and Historical Detail	22
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Specially Serviced Loan Detail - Part 1	23	Representations Reviewer
Specially Serviced Loan Detail - Part 2	24		Surveillance Manager		cmbs.notices@parkbridgefinancial.com
			600 Third Avenue, 40th Floor | New York, NY 10016 | United States
Modified Loan Detail	25
		Trustee	Computershare Trust Company, N.A.
Historical Liquidated Loan Detail	26
			Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Historical Bond / Collateral Loss Reconciliation Detail	27				trustadministrationgroup@computershare.com
Interest Shortfall Detail - Collateral Level	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Supplemental Notes	29

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 29

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	066043AA8	5.863000%	1,922,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	066043AB6	6.225000%	687,100,000.00	653,361,984.03	34,191.09	3,389,315.29	0.00	0.00	3,423,506.38	653,327,792.94	31.13%	30.00%
A-S	066043AG5	6.790000%	115,657,000.00	115,657,000.00	0.00	654,425.86	0.00	0.00	654,425.86	115,657,000.00	18.94%	18.25%
B	066043AM2	7.206150%	45,525,000.00	45,525,000.00	0.00	273,383.30	0.00	0.00	273,383.30	45,525,000.00	14.14%	13.63%
C	066043AS9	7.206150%	38,142,000.00	38,142,000.00	0.00	229,047.47	0.00	0.00	229,047.47	38,142,000.00	10.12%	9.75%
D	066043AZ3	4.000000%	10,828,000.00	10,828,000.00	0.00	36,093.33	0.00	0.00	36,093.33	10,828,000.00	8.98%	8.65%
E-RR	066043BB5	5.250000%	17,471,000.00	17,471,000.00	0.00	76,435.63	0.00	0.00	76,435.63	17,471,000.00	7.13%	6.88%
F-RR	066043BD1	5.250000%	17,226,000.00	17,226,000.00	0.00	75,363.75	0.00	0.00	75,363.75	17,226,000.00	5.32%	5.13%
G-RR	066043BF6	5.250000%	11,074,000.00	11,074,000.00	0.00	48,448.75	0.00	0.00	48,448.75	11,074,000.00	4.15%	4.00%
J-RR*	066043BH2	5.250000%	39,372,833.00	39,372,833.00	0.00	138,450.95	0.00	0.00	138,450.95	39,372,833.00	0.00%	0.00%
R	066043BV1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			984,317,833.00	948,657,817.03	34,191.09	4,920,964.33	0.00	0.00	4,955,155.42	948,623,625.94

X-A	066043AX8	0.981150%	689,022,000.00	653,361,984.03	0.00	534,204.87	0.00	0.00	534,204.87	653,327,792.94
X-B	066043AY6	0.241469%	199,324,000.00	199,324,000.00	0.00	40,108.85	0.00	0.00	40,108.85	199,324,000.00
X-D	066043BK5	3.206150%	10,828,000.00	10,828,000.00	0.00	28,930.16	0.00	0.00	28,930.16	10,828,000.00
XERR	066043BM1	1.956150%	17,471,000.00	17,471,000.00	0.00	28,479.91	0.00	0.00	28,479.91	17,471,000.00
XFRR	066043BP4	1.956150%	17,226,000.00	17,226,000.00	0.00	28,080.53	0.00	0.00	28,080.53	17,226,000.00
XGRR	066043BR0	1.956150%	11,074,000.00	11,074,000.00	0.00	18,052.00	0.00	0.00	18,052.00	11,074,000.00
XJRR	066043BT6	1.956150%	39,372,833.00	39,372,833.00	0.00	64,182.63	0.00	0.00	64,182.63	39,372,833.00
Notional SubTotal			984,317,833.00	948,657,817.03	0.00	742,038.95	0.00	0.00	742,038.95	948,623,625.94

Deal Distribution Total					34,191.09	5,663,003.28	0.00	0.00	5,697,194.37

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 29

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	066043AA8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	066043AB6	950.89795376	0.04976145	4.93278313	0.00000000	0.00000000	0.00000000	0.00000000	4.98254458	950.84819232
A-S	066043AG5	1,000.00000000	0.00000000	5.65833335	0.00000000	0.00000000	0.00000000	0.00000000	5.65833335	1,000.00000000
B	066043AM2	1,000.00000000	0.00000000	6.00512466	0.00000000	0.00000000	0.00000000	0.00000000	6.00512466	1,000.00000000
C	066043AS9	1,000.00000000	0.00000000	6.00512480	0.00000000	0.00000000	0.00000000	0.00000000	6.00512480	1,000.00000000
D	066043AZ3	1,000.00000000	0.00000000	3.33333303	0.00000000	0.00000000	0.00000000	0.00000000	3.33333303	1,000.00000000
E-RR	066043BB5	1,000.00000000	0.00000000	4.37500029	0.00000000	0.00000000	0.00000000	0.00000000	4.37500029	1,000.00000000
F-RR	066043BD1	1,000.00000000	0.00000000	4.37500000	0.00000000	0.00000000	0.00000000	0.00000000	4.37500000	1,000.00000000
G-RR	066043BF6	1,000.00000000	0.00000000	4.37500000	0.00000000	0.00000000	0.00000000	0.00000000	4.37500000	1,000.00000000
J-RR	066043BH2	1,000.00000000	0.00000000	3.51640813	0.85859201	5.39712192	0.00000000	0.00000000	3.51640813	1,000.00000000
R	066043BV1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	066043AX8	948.24546100	0.00000000	0.77530887	0.00000000	0.00000000	0.00000000	0.00000000	0.77530887	948.19583836
X-B	066043AY6	1,000.00000000	0.00000000	0.20122439	0.00000000	0.00000000	0.00000000	0.00000000	0.20122439	1,000.00000000
X-D	066043BK5	1,000.00000000	0.00000000	2.67179165	0.00000000	0.00000000	0.00000000	0.00000000	2.67179165	1,000.00000000
XERR	066043BM1	1,000.00000000	0.00000000	1.63012478	0.00000000	0.00000000	0.00000000	0.00000000	1.63012478	1,000.00000000
XFRR	066043BP4	1,000.00000000	0.00000000	1.63012481	0.00000000	0.00000000	0.00000000	0.00000000	1.63012481	1,000.00000000
XGRR	066043BR0	1,000.00000000	0.00000000	1.63012462	0.00000000	0.00000000	0.00000000	0.00000000	1.63012462	1,000.00000000
XJRR	066043BT6	1,000.00000000	0.00000000	1.63012476	0.00000000	0.00000000	0.00000000	0.00000000	1.63012476	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 29

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	3,389,315.29	0.00	3,389,315.29	0.00	0.00	0.00	3,389,315.29	0.00
X-A	07/01/26 - 07/30/26	30	0.00	534,204.87	0.00	534,204.87	0.00	0.00	0.00	534,204.87	0.00
X-B	07/01/26 - 07/30/26	30	0.00	40,108.85	0.00	40,108.85	0.00	0.00	0.00	40,108.85	0.00
X-D	07/01/26 - 07/30/26	30	0.00	28,930.16	0.00	28,930.16	0.00	0.00	0.00	28,930.16	0.00
A-S	07/01/26 - 07/30/26	30	0.00	654,425.86	0.00	654,425.86	0.00	0.00	0.00	654,425.86	0.00
B	07/01/26 - 07/30/26	30	0.00	273,383.30	0.00	273,383.30	0.00	0.00	0.00	273,383.30	0.00
C	07/01/26 - 07/30/26	30	0.00	229,047.47	0.00	229,047.47	0.00	0.00	0.00	229,047.47	0.00
D	07/01/26 - 07/30/26	30	0.00	36,093.33	0.00	36,093.33	0.00	0.00	0.00	36,093.33	0.00
XERR	07/01/26 - 07/30/26	30	0.00	28,479.91	0.00	28,479.91	0.00	0.00	0.00	28,479.91	0.00
XFRR	07/01/26 - 07/30/26	30	0.00	28,080.53	0.00	28,080.53	0.00	0.00	0.00	28,080.53	0.00
XGRR	07/01/26 - 07/30/26	30	0.00	18,052.00	0.00	18,052.00	0.00	0.00	0.00	18,052.00	0.00
XJRR	07/01/26 - 07/30/26	30	0.00	64,182.63	0.00	64,182.63	0.00	0.00	0.00	64,182.63	0.00
E-RR	07/01/26 - 07/30/26	30	0.00	76,435.63	0.00	76,435.63	0.00	0.00	0.00	76,435.63	0.00
F-RR	07/01/26 - 07/30/26	30	0.00	75,363.75	0.00	75,363.75	0.00	0.00	0.00	75,363.75	0.00
G-RR	07/01/26 - 07/30/26	30	0.00	48,448.75	0.00	48,448.75	0.00	0.00	0.00	48,448.75	0.00
J-RR	07/01/26 - 07/30/26	30	177,916.40	172,256.14	0.00	172,256.14	33,805.20	0.00	0.00	138,450.95	212,499.98
Totals			177,916.40	5,696,808.47	0.00	5,696,808.47	33,805.20	0.00	0.00	5,663,003.28	212,499.98

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 29

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Exchangeable Certificate Details
A-3 (EC)	N/A	6.225000%	687,100,000.00	653,361,984.03	34,191.09	3,389,315.29	0.00	0.00	3,423,506.38	653,327,792.94
A-3-1	066043AC4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-2	066043AD2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X1	066043AE0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3-X2	066043AF7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S (EC)	N/A	6.790000%	115,657,000.00	115,657,000.00	0.00	654,425.86	0.00	0.00	654,425.86	115,657,000.00
A-S-1	066043AH3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-2	066043AJ9	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X1	066043AK6	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-S-X2	066043AL4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (EC)	N/A	7.206150%	45,525,000.00	45,525,000.00	0.00	273,383.30	0.00	0.00	273,383.30	45,525,000.00
B-1	066043AN0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-2	066043AP5	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X1	066043AQ3	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B-X2	066043AR1	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Ec)	N/A	7.206150%	38,142,000.00	38,142,000.00	0.00	229,047.47	0.00	0.00	229,047.47	38,142,000.00
C-1	066043AT7	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-2	066043AU4	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X1	066043AV2	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C-X2	066043AW0	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			886,424,000.00	852,685,984.03	34,191.09	4,546,171.92	0.00	0.00	4,580,363.01	852,651,792.94

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 29

			Exchangeable Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-3-1	066043AC4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-2	066043AD2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-1	066043AH3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-2	066043AJ9	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-1	066043AN0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-2	066043AP5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-1	066043AT7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-2	066043AU4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
A-3-X1	066043AE0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3-X2	066043AF7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X1	066043AK6	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-S-X2	066043AL4	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X1	066043AQ3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
B-X2	066043AR1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X1	066043AV2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
C-X2	066043AW0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 29

	Additional Information
Total Available Distribution Amount (1)	5,697,194.37
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 29

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	5,712,257.71	Master Servicing Fee	5,981.36
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	7,825.90
Interest Adjustments	0.00	Trustee Fee	0.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	408.45
ARD Interest	0.00	Operating Advisor Fee	1,029.29
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	204.22
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	5,712,257.71	Total Fees	15,449.23

Principal		Expenses/Reimbursements
Scheduled Principal	34,191.09	Reimbursement for Interest on Advances	48.57
Unscheduled Principal Collections		ASER Amount	22,083.02
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	11,673.61
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	34,191.09	Total Expenses/Reimbursements	33,805.20

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	5,663,003.28
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	34,191.09
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	5,697,194.37
Total Funds Collected	5,746,448.80	Total Funds Distributed	5,746,448.80

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 29

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	948,657,817.82	948,657,817.82	Beginning Certificate Balance	948,657,817.03
(-) Scheduled Principal Collections	34,191.09	34,191.09	(-) Principal Distributions	34,191.09
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	948,623,626.73	948,623,626.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	948,667,720.37	948,667,720.37	Ending Certificate Balance	948,623,625.94
Ending Actual Collateral Balance	948,630,544.75	948,630,544.75

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.79)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.79)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	7.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 29

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
$9,999,999 or less	25	147,634,978.20	15.56%	31	6.9003	1.818413	1.49 or less	25	473,954,505.65	49.96%	31	6.9490	1.118646
$10,000,000 to $19,999,999	12	163,786,621.08	17.27%	31	7.0366	1.461921	1.50 to 1.99	16	240,969,121.08	25.40%	30	7.2331	1.684198
$20,000,000 to $29,999,999	6	154,902,027.45	16.33%	30	7.1423	1.368378	2.00 to 2.49	11	165,750,000.00	17.47%	30	6.8637	2.142701
$30,000,000 to $39,999,999	9	307,600,000.00	32.43%	31	7.0734	1.370600	2.50 or more	3	67,950,000.00	7.16%	32	6.7579	3.579648
$40,000,000 to $49,999,999	1	49,900,000.00	5.26%	32	6.8170	3.769600	Totals	55	948,623,626.73	100.00%	31	6.9926	1.617519
$50,000,000 or greater	2	124,800,000.00	13.16%	32	6.7291	1.641412
Totals	55	948,623,626.73	100.00%	31	6.9926	1.617519
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 29

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹
California	12	236,559,121.08	24.94%	31	6.9533	1.575030
							Industrial	2	20,315,000.00	2.14%	32	6.8108	1.299640
Colorado	1	11,000,000.00	1.16%	31	7.0690	0.894700
							Lodging	4	133,971,978.20	14.12%	31	7.2971	2.134506
Connecticut	2	16,860,000.00	1.78%	31	7.3015	1.730498
							Mixed Use	3	66,349,027.45	6.99%	31	7.0271	1.115167
Florida	2	26,750,000.00	2.82%	31	6.9537	1.432850
							Mobile Home Park	3	18,815,000.00	1.98%	33	6.3025	1.526710
Georgia	3	13,108,000.00	1.38%	31	7.2032	1.133121
							Multi-Family	8	135,672,500.00	14.30%	31	6.4349	1.275467
Idaho	1	24,053,000.00	2.54%	32	6.4260	1.306700
							Office	3	59,360,000.00	6.26%	31	7.2784	1.358259
Illinois	1	31,000,000.00	3.27%	31	6.2000	1.153900
							Retail	28	487,457,121.08	51.39%	31	7.0647	1.683806
Iowa	1	10,000,000.00	1.05%	30	7.0200	1.797800
							Self Storage	4	26,683,000.00	2.81%	31	6.8862	1.681977
Louisiana	1	34,000,000.00	3.58%	31	7.1950	1.628600
							Totals	55	948,623,626.73	100.00%	31	6.9926	1.617519
Maryland	2	74,100,000.00	7.81%	31	7.6382	1.135648
Michigan	2	11,450,000.00	1.21%	32	6.6672	1.929791
New Jersey	1	17,000,000.00	1.79%	32	6.8000	1.340500
New York	6	123,504,027.45	13.02%	31	7.0978	2.019147
Ohio	11	189,000,000.00	19.92%	30	6.8682	2.069336
South Carolina	3	17,517,500.00	1.85%	31	6.3837	1.426055
Texas	1	16,600,000.00	1.75%	30	6.9500	1.560300
Various	3	82,611,978.20	8.71%	33	7.1080	1.217858
Virginia	1	2,460,000.00	0.26%	28	6.6006	1.845300
Washington	1	11,050,000.00	1.16%	32	7.4500	0.319800
Totals	55	948,623,626.73	100.00%	31	6.9926	1.617519

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 29

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	6.4999% or less	9	190,560,500.00	20.09%	31	6.2724	1.612139	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	6.5000% to 6.9999%	19	249,298,000.00	26.28%	31	6.7678	2.132785	13 months or greater	55	948,623,626.73	100.00%	31	6.9926	1.617519
	7.0000% to 7.4999%	18	357,911,005.65	37.73%	31	7.1962	1.265589	Totals	55	948,623,626.73	100.00%	31	6.9926	1.617519
	7.5000% or greater	9	150,854,121.08	15.90%	30	7.7907	1.607774
	Totals	55	948,623,626.73	100.00%	31	6.9926	1.617519
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 29

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	58 months or less	55	948,623,626.73	100.00%	31	6.9926	1.617519	Interest Only	54	919,274,599.28	96.91%	31	6.9837	1.661310
	58 to 60 months	0	0.00	0.00%	0	0.0000	0.000000	359 or less	1	29,349,027.45	3.09%	31	7.2700	0.245900
	Totals	55	948,623,626.73	100.00%	31	6.9926	1.617519	360	0	0.00	0.00%	0	0.0000	0.000000
								Totals	55	948,623,626.73	100.00%	31	6.9926	1.617519
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 29

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
Underwriter's Information		10	134,000,000.00	14.13%	30	7.1133	2.000149			No outstanding loans in this group
	12 months or less	43	805,343,626.73	84.90%	31	6.9746	1.555334
	13 months to 24 months	2	9,280,000.00	0.98%	31	6.8090	1.489061
	25 months or greater	0	0.00	0.00%	0	0.0000	0.000000
	Totals	55	948,623,626.73	100.00%	31	6.9926	1.617519
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	310966364	RT	Cincinnati	OH	Actual/360	6.271%	297,001.53	0.00	0.00	N/A	03/01/29	--	55,000,000.00	55,000,000.00	08/01/26
1A	310966618	RT	Cincinnati	OH	Actual/360	6.271%	81,000.42	0.00	0.00	N/A	03/01/29	--	15,000,000.00	15,000,000.00	08/01/26
2	231009509	RT	Various	Var	Actual/360	7.090%	426,148.39	0.00	0.00	N/A	05/01/29	--	69,800,000.00	69,800,000.00	08/01/26
3	328140003	MU	Milpitas	CA	Actual/360	6.844%	176,803.33	0.00	0.00	N/A	02/11/29	--	30,000,000.00	30,000,000.00	08/11/26
3A	328140103	RT	Cincinnati	OH	Actual/360	6.844%	165,016.44	0.00	0.00	N/A	02/11/29	--	28,000,000.00	28,000,000.00	08/11/26
3B	328140203	RT	Cincinnati	OH	Actual/360	6.844%	29,467.22	0.00	0.00	N/A	02/11/29	--	5,000,000.00	5,000,000.00	08/11/26
4	328140004	RT	West Des Moines	IA	Actual/360	7.020%	60,450.00	0.00	0.00	N/A	02/01/29	--	10,000,000.00	10,000,000.00	08/01/26
4A	328140104	RT	Cincinnati	OH	Actual/360	7.020%	172,282.50	0.00	0.00	N/A	02/01/29	--	28,500,000.00	28,500,000.00	08/01/26
4B	328140204	RT	Cincinnati	OH	Actual/360	7.020%	72,540.00	0.00	0.00	N/A	02/01/29	--	12,000,000.00	12,000,000.00	08/01/26
4C	328140304	RT	Cincinnati	OH	Actual/360	7.020%	45,337.50	0.00	0.00	N/A	02/01/29	--	7,500,000.00	7,500,000.00	08/01/26
4D	328140404	RT	Cincinnati	OH	Actual/360	7.020%	18,135.00	0.00	0.00	N/A	02/01/29	--	3,000,000.00	3,000,000.00	08/01/26
5	328140005	RT	Riverside	CA	Actual/360	7.919%	204,574.17	0.00	0.00	N/A	01/01/29	--	30,000,000.00	30,000,000.00	08/01/26
5A	328140105	RT	Cincinnati	OH	Actual/360	7.919%	136,382.78	0.00	0.00	N/A	01/01/29	--	20,000,000.00	20,000,000.00	08/01/26
5B	328140205	RT	Cincinnati	OH	Actual/360	7.919%	68,191.39	0.00	0.00	N/A	01/01/29	--	10,000,000.00	10,000,000.00	08/01/26
6	328140006	LO	New York	NY	Actual/360	6.817%	292,922.70	0.00	0.00	N/A	04/01/29	--	49,900,000.00	49,900,000.00	08/01/26
7	328140007	LO	Bethesda	MD	Actual/360	7.472%	256,082.04	0.00	0.00	N/A	02/01/29	--	39,800,000.00	39,800,000.00	08/01/26
8	310966165	MF	Turlock	CA	Actual/360	6.579%	218,112.12	0.00	0.00	N/A	04/11/29	--	38,500,000.00	38,500,000.00	08/11/26
9	310966047	MF	Los Angeles	CA	Actual/360	6.300%	198,012.50	0.00	0.00	N/A	02/11/29	--	36,500,000.00	36,500,000.00	08/11/26
11	328140011	LO	Oxon Hill	MD	Actual/360	7.831%	231,297.29	0.00	0.00	N/A	04/01/29	--	34,300,000.00	34,300,000.00	08/01/26
12	328140012	RT	Metairie	LA	Actual/360	7.195%	210,653.61	0.00	0.00	N/A	03/01/29	--	34,000,000.00	34,000,000.00	08/01/26
13	310965874	OF	Los Angeles	CA	Actual/360	7.368%	212,546.33	0.00	0.00	N/A	04/11/29	--	33,500,000.00	33,500,000.00	08/11/26
14	231011094	MF	Chicago	IL	Actual/360	6.200%	165,505.56	0.00	0.00	N/A	03/01/29	--	31,000,000.00	31,000,000.00	11/01/25
15	310966082	RT	Staten Island	NY	Actual/360	7.534%	162,190.28	0.00	0.00	N/A	02/01/29	--	25,000,000.00	25,000,000.00	08/01/26
15A	310966581	RT	Cincinnati	OH	Actual/360	7.534%	32,438.06	0.00	0.00	N/A	02/01/29	--	5,000,000.00	5,000,000.00	08/01/26
16	328140016	MU	New York	NY	Actual/360	7.270%	183,865.75	21,194.25	0.00	N/A	03/06/29	--	29,370,221.70	29,349,027.45	08/06/26
17	310966349	RT	Twin Falls	ID	Actual/360	6.426%	133,097.28	0.00	0.00	N/A	04/11/29	--	24,053,000.00	24,053,000.00	08/11/26
18	310966634	OF	Los Angeles	CA	Actual/360	7.024%	111,896.22	0.00	0.00	N/A	02/11/29	--	18,500,000.00	18,500,000.00	08/11/26
19	231011328	RT	Delray Beach	FL	Actual/360	7.194%	114,604.42	0.00	0.00	N/A	02/01/29	--	18,500,000.00	18,500,000.00	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 29

						Mortgage Loan Detail (Part 1)

		Prop			Interest						Original	Adjusted	Beginning	Ending	Paid
		Type			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
20	241011646	IN	North Brunswick	NJ	Actual/360	6.800%	99,544.44	0.00	0.00	N/A	04/01/29	--	17,000,000.00	17,000,000.00	08/01/26
21	231010833	RT	San Antonio	TX	Actual/360	6.950%	99,346.39	0.00	0.00	N/A	02/01/29	--	16,600,000.00	16,600,000.00	08/01/26
22	310963371	RT	Sherman Oaks	CA	Actual/360	7.869%	94,533.40	6,918.02	0.00	N/A	02/11/29	--	13,951,039.10	13,944,121.08	07/11/26
23	231011583	RT	Tacoma	WA	Actual/360	7.450%	70,888.82	0.00	0.00	N/A	04/01/29	--	11,050,000.00	11,050,000.00	07/01/26
24	310965713	SS	Denver	CO	Actual/360	7.069%	66,959.14	0.00	0.00	N/A	03/11/29	--	11,000,000.00	11,000,000.00	08/11/26
25	231011364	MF	Greenwood	SC	Actual/360	5.985%	52,529.60	0.00	0.00	N/A	03/01/29	--	10,192,500.00	10,192,500.00	08/01/26
26	231011623	LO	Various	Var	Actual/360	7.165%	61,563.23	6,078.82	0.00	N/A	04/01/29	--	9,978,057.02	9,971,978.20	08/01/26
27	231011561	RT	Pleasanton	CA	Actual/360	6.675%	56,042.19	0.00	0.00	N/A	03/01/29	--	9,750,000.00	9,750,000.00	08/01/26
28	231010293	RT	Rocky Hill	CT	Actual/360	7.140%	58,409.17	0.00	0.00	N/A	03/01/29	--	9,500,000.00	9,500,000.00	08/01/26
29	231011467	RT	Brooklyn	NY	Actual/360	7.365%	57,712.96	0.00	0.00	N/A	03/01/29	--	9,100,000.00	9,100,000.00	08/01/26
30	328140030	RT	Northville	MI	Actual/360	6.720%	50,344.00	0.00	0.00	N/A	04/01/29	--	8,700,000.00	8,700,000.00	08/01/26
31	300802425	SS	La Crescenta	CA	Actual/360	6.500%	46,456.94	0.00	0.00	N/A	02/01/29	--	8,300,000.00	8,300,000.00	08/01/26
32	231011544	MH	Various	FL	Actual/360	6.415%	45,573.23	0.00	0.00	N/A	04/01/29	--	8,250,000.00	8,250,000.00	08/01/26
33	231010478	OF	Rocky Hill	CT	Actual/360	7.510%	47,596.71	0.00	0.00	N/A	04/01/29	--	7,360,000.00	7,360,000.00	08/01/26
34	300802433	MU	Pasadena	CA	Actual/360	6.793%	40,946.69	0.00	0.00	N/A	04/01/29	--	7,000,000.00	7,000,000.00	08/01/26
35	231010472	MF	Bronx	NY	Actual/360	6.760%	35,101.30	0.00	0.00	N/A	03/01/29	--	6,030,000.00	6,030,000.00	08/01/26
36	241011728	MH	Monrovia	CA	Actual/360	6.210%	29,758.84	0.00	0.00	N/A	05/01/29	--	5,565,000.00	5,565,000.00	08/01/26
37	410964981	MF	Dalton	GA	Actual/360	7.714%	34,873.71	0.00	0.00	N/A	04/11/29	--	5,250,000.00	5,250,000.00	08/11/26
38	241011726	MH	Various	CA	Actual/360	6.220%	26,780.56	0.00	0.00	N/A	05/01/29	--	5,000,000.00	5,000,000.00	08/01/26
39	300802424	SS	Milledgeville	GA	Actual/360	6.859%	26,832.60	0.00	0.00	N/A	02/01/29	--	4,543,000.00	4,543,000.00	08/01/26
40	231009599	MF	Bronx	NY	Actual/360	6.530%	23,195.10	0.00	0.00	N/A	12/01/28	--	4,125,000.00	4,125,000.00	08/01/26
41	410966546	MF	Lugoff	SC	Actual/360	6.969%	24,454.41	0.00	0.00	N/A	04/11/29	--	4,075,000.00	4,075,000.00	08/11/26
42	300802426	IN	Atlanta	GA	Actual/360	6.866%	19,599.57	0.00	0.00	N/A	03/01/29	--	3,315,000.00	3,315,000.00	08/01/26
43	231011300	RT	Taylors	SC	Actual/360	6.900%	19,310.42	0.00	0.00	N/A	03/05/29	--	3,250,000.00	3,250,000.00	08/05/26
44	231011617	SS	Various	Var	Actual/360	7.350%	17,974.83	0.00	0.00	N/A	05/01/29	--	2,840,000.00	2,840,000.00	08/01/26
45	231010840	RT	Northville	MI	Actual/360	6.500%	15,392.36	0.00	0.00	N/A	04/05/29	--	2,750,000.00	2,750,000.00	08/05/26
46	328140046	RT	McLean	VA	Actual/360	6.601%	13,982.27	0.00	0.00	N/A	12/06/28	--	2,460,000.00	2,460,000.00	08/06/26
Totals							5,712,257.71	34,191.09	0.00				948,657,817.82	948,623,626.73
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	38,806,415.96	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
2	7,712,312.80	1,547,626.04	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3	14,856,349.00	3,997,301.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
3A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
3B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4	24,496,690.00	5,739,163.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
4D	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5	24,226,309.00	16,371,532.53	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
5A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
5B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
6	13,872,237.84	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
7	4,202,086.40	3,215,348.19	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
8	3,277,552.86	1,854,313.62	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	4,155,397.87	2,138,712.54	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
11	4,734,530.00	1,174,016.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,364,825.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	3,670,356.31	2,075,257.09	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	2,310,835.00	0.00	--	--	05/13/26	4,138,761.23	128,258.74	143,013.05	1,328,376.38	0.00	0.00
15	24,558,952.00	4,213,200.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
15A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
16	36,893,719.96	1,115,422.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	2,203,452.61	1,096,289.20	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	6,535,384.74	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
19	700,151.00	472,682.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
20	1,667,516.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	2,008,902.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,557,405.41	442,383.20	01/01/26	03/31/26	--	0.00	0.00	101,391.35	101,391.35	0.00	0.00
23	379,230.00	0.00	--	--	--	0.00	0.00	70,853.14	70,853.14	0.00	0.00
24	727,402.91	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
25	868,420.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	974,787.46	274,097.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
27	2,176,440.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
28	1,024,658.00	356,692.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
29	977,664.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	1,028,889.00	282,581.10	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	1,722,438.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	706,955.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	881,092.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
34	1,098,311.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	0.00	299,425.00	01/01/25	06/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
36	510,261.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
37	580,815.17	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
38	405,302.38	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
39	307,667.00	295,654.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	502,582.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	430,125.71	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
42	258,979.15	272,031.76	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	390,995.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
44	388,714.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
45	443,124.65	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
46	89,832,580.90	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	333,428,818.35	47,233,727.27				4,138,761.23	128,258.74	315,257.54	1,500,620.87	0.00	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.992592%	6.961835%	31
07/17/26	0	0.00	0	0.00	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	1	35,000,000.00	6.992605%	6.961847%	32
06/17/26	0	0.00	0	0.00	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985592%	6.955381%	33
05/15/26	0	0.00	0	0.00	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985606%	6.955393%	34
04/17/26	0	0.00	0	0.00	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985623%	6.955409%	35
03/17/26	0	0.00	0	0.00	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985635%	6.958973%	36
02/18/26	0	0.00	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985661%	6.966876%	37
01/16/26	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985666%	6.966882%	38
12/17/25	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985672%	6.966888%	39
11/18/25	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985680%	6.966896%	40
10/20/25	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985686%	6.966902%	41
09/17/25	1	31,000,000.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	0	0.00	6.985693%	6.966909%	42
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
14	231011094	11/01/25	8	6	143,013.05	1,328,376.38	156,795.78	31,000,000.00	02/20/26	13
22	310963371	07/11/26	0	B	101,391.35	101,391.35	42,057.50	13,951,039.10	04/20/26	13
23	231011583	07/01/26	0	B	70,853.14	70,853.14	0.00	11,050,000.00
Totals					315,257.54	1,500,620.87	198,853.28	56,001,039.10
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		948,623,627	917,623,627	31,000,000		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	948,623,627	917,623,627	0	0	31,000,000	0
Jul-26	948,657,818	917,657,818	0	0	31,000,000	0
Jun-26	983,702,699	952,702,699	0	0	31,000,000	0
May-26	983,736,391	952,736,391	0	0	31,000,000	0
Apr-26	983,780,792	952,780,792	0	0	31,000,000	0
Mar-26	983,808,084	952,808,084	0	0	31,000,000	0
Feb-26	983,862,085	952,862,085	0	31,000,000	0	0
Jan-26	983,882,317	952,882,317	31,000,000	0	0	0
Dec-25	983,902,424	952,902,424	31,000,000	0	0	0
Nov-25	983,928,340	952,928,340	31,000,000	0	0	0
Oct-25	983,948,161	952,948,161	31,000,000	0	0	0
Sep-25	983,973,801	952,973,801	31,000,000	0	0	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
14	231011094	31,000,000.00	31,000,000.00	31,000,000.00	04/06/26	2,217,886.00	1.15390	12/31/25	03/01/29	I/O
22	310963371	13,944,121.08	13,951,039.10	30,000,000.00	09/26/23	437,629.82	1.50290	03/31/26	02/11/29	I/O
Totals		44,944,121.08	44,951,039.10	61,000,000.00		2,655,515.82

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
14	231011094	MF	IL	02/20/26	13

The loan is 60+days delinquent. The collateral consists of a 116-unit multifamily property located just north of Hyde Park in the Bronzeville neighborhood of Chicago. The unit mix consists of 12 one-bedroom unit, 60 two-bedroom unit and 44 three-bedroom units. Lender requested an emergency receiver to be implemented and order appointing Receiver was entered into on June 15, 2026. receiver is addressing property needs. Counsel has been hired by Lender. Dual tracking foreclosure while any work out strategies are evaluated.

22	310963371	RT	CA	04/20/26	13
Please refer to Servicer Reports for comments as they are too lengthy to include for this cycle.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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Modified Loan Detail

		Pre-Modification		Post-Modification			Modification	Modification
					Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number				Code¹	Date	Date	Date
No modified loans this period
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance

Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
14	0.00	0.00	6,673.61	0.00	0.00	22,083.02	0.00	0.00	0.00	0.00	0.00	0.00
22	0.00	0.00	5,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	48.57	0.00	0.00	0.00
Total	0.00	0.00	11,673.61	0.00	0.00	22,083.02	0.00	0.00	48.57	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		33,805.20

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Supplemental Notes
None

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